Guarantees, commitments and risks (Details 8) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Held-for-trading financial instruments, Securities	[1]	€ 6,012	€ 6,166
Held-for-trading financial instruments, Non-hedging and trading derivatives		209	87
Held-to-maturity financial instruments, Securities	[2]	73	75
Available-for-sale financial instruments, Securities	[2]	207	238
Trade receivables and other		15,583	17,324
Financing receivables	[1]	1,918	2,328
Trade payables and other	[3]	16,793	16,754
Financing payables	[1]	25,620	29,318
Finance income (expense) recognized in Profit and loss account	[4]	(42)	(524)
Finance income (expense) recognized in Other comprehensive income	[4]	(6)	883
Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Finance income (expense) recognized in Profit and loss account	[1]	(111)	(21)
Nonhedging And Trading Derivatives [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Finance income (expense) recognized in Profit and loss account	[5]	793	(465)
Financial Assets Available for sale Category [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Finance income (expense) recognized in Profit and loss account	[2]	9	9
Finance income (expense) recognized in Other comprehensive income	[2]	(4)	(4)
Trade Receivables And Other [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Finance income (expense) recognized in Profit and loss account	[2]	(958)	(1,116)
Financing Receivables [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Finance income (expense) recognized in Profit and loss account	[2]	(116)	128
Trade payables and other [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Finance income (expense) recognized in Profit and loss account	[3]	(51)	287
Financing payables [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Finance income (expense) recognized in Profit and loss account	[1]	€ (1,137)	€ (291)

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.
[2]	In the profit and loss account, economic effects were essentially recognized as expense within “Purchase, services and other” for €933 million (expense for €840 million in 2016) (impairments net of reversal) and as expense for €25 million within “Finance income (expense)” (expense for €276 million in 2016) (exchange rate differences at year-end and amortized cost).
[3]	In the profit and loss account, exchange differences arising from accounts denominated in foreign currency and translated into euro at year-end were primarily recognized within “Finance income (expense)”.
[4]	In the profit and loss account, income or expense were recognized within “Net sales from operations” and “Purchase, services and other” as expense for €54 million (expense for €523 million in 2016) and as income within “Finance income (expense)” for €12 million (expense for €1 million in 2016) (time value component).
[5]	In the profit and loss account, economic effects were recognized as loss within “Other operating income (loss)” for €44 million (income for €17 million in 2016) and as income within “Finance income (expense)” for €837 million (loss for €482 million in 2016).